Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$62,293	$62,293	$52,583	$52,583
Non-current derivative assets:
Interest rate swap contracts	1,015	1,015	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	6,754	6,754	10,695	10,695
Non-current derivative liabilities:
Interest rate swap contracts	4,260	4,260	19,358	19,358
Long-term debt, current and non-current	974,596	974,596	1,036,118	1,036,118

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2021	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$62,293	$62,293	$—	$—
Non-current derivative assets:
Interest rate swap contracts	1,015	—	1,015	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	6,754	—	6,754	—
Non-current derivative liabilities:
Interest rate swap contracts	4,260	—	4,260	—
Long-term debt, current and non-current	974,596	—	974,596	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2020	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$—	$—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	—	10,695	—
Non-current derivative liabilities:
Interest rate swap contracts	19,358	—	19,358	—
Long-term debt, current and non-current	1,036,118	—	1,036,118	—